Consolidated Balance Sheets - 10K (Parenthetical) - $ / shares	Jan. 07, 2024	Dec. 29, 2023	Dec. 28, 2023	Apr. 30, 2023	Apr. 24, 2022	Apr. 26, 2020
Common stock, par value (in dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	430,000,000			430,000,000
Common stock, shares issued	39,931,785		17,422,009	11,422,476
Common stock, shares outstanding	39,931,785	39,918,036	17,422,009	11,422,476
As Reported
Common stock, par value (in dollars per share)				$ 0.0001	$ 0.0001
Common stock, shares authorized				430,000,000
Common stock, shares issued				11,422,476	11,400,833
Common stock, shares outstanding				11,422,476	11,400,833